FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES	6 Months Ended
Jun. 30, 2024
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES

8 FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES

Financial instruments held at fair value shown according to the fair value hierarchy is provided below. Financial assets and liabilities held at fair value are categorised by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (Level 1). Where such prices are not available, the asset or liability is classified as Level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as Level 3.

	Level 1	Level 2	Level 3	Total
As at 30 June 2024	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	13	—	13
Cash and cash equivalents (money market funds)	11	—	—	11
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	—	—	—
- cash flow hedge	—	10	—	10
- net investment hedge	—	82	—	82
Financial assets at fair value through other comprehensive income:
Equity investment	—	—	81	81
Total financial assets	11	105	81	197

	Level 1	Level 2	Level 3	Total
As at 30 June 2024	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(43)	—	(43)
Derivatives designated and effective as hedging instruments:				—
- fair value hedge	—	(131)	—	(131)
- cash flow hedge	—	(12)	—	(12)
- net investment hedge	—	(7)	—	(7)
Total financial liabilities	—	(193)	—	(193)

	Level 1	Level 2	Level 3	Total
As at 31 December 2023	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	25	–	25
Cash and cash equivalents (money market funds)	456	–	–	456
Derivatives designated and effective as hedging instruments:
- cash flow hedge	–	14	–	14
- net investment hedge	–	49	–	49
Total financial assets	456	88	–	544

	Level 1	Level 2	Level 3	Total
As at 31 December 2023	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(73)	–	(73)
Derivatives designated and effective as hedging instruments:
- fair value hedge	–	(109)	–	(109)
- cash flow hedge	–	(5)	–	(5)
- net investment hedge	–	(3)	–	(3)
Total financial liabilities	–	(190)	–	(190)

The methods and assumptions used to estimate the fair values of significant financial instruments on the balance sheet are consistent with those applied for the year ended 31 December 2023.

Equity investment that is valued at Level 3 is a passive investment in a private entity acquired as part of the consideration received for the divestment of Chapstick. In the absence of specific and active market data, the investment is held at fair value based on a multiple of the latest available Rolling Twelve Month Earnings Before Interest Depreciation and Amortisation (EBITDA) and adjusted for net debt, which approximates to fair value.

There are no material differences between the carrying value of the Group’s financial assets and liabilities and their estimated fair values, with the exceptions of bonds, for which the carrying values and fair values are set out in the table below:

	As at 30 June 2024		As at 31 December 2023
	Carrying		Carrying
	value	Fair value	value	Fair value
	£m	£m	£m	£m
Bonds	8,663	8,062	9,234	8,775